Going Concern and Management Plans (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Loss from operation	$ 1,009,626	$ 578,751	$ 2,361,953	$ 3,382,390
Accumulated deficit	7,738,402		6,691,470	4,298,628
Net Cash Used in Operating Activities	$ 437,039	$ 387,071	$ 2,007,279	$ 533,377